Note 19 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of unusued tax losses [text block]

Year of expiry	Total

2024	$659
2025	624
2026	1,219
2027	2,196
2028	3,134
2029	4,168
2030	3,702
2031	2,639
2032	2,355
2033	7,631
2034	4,017
2035	2,060
2036	4,549
2037	6,091
$45,044

Schedule of effective income tax rate reconciliation [text block]

	Year ended December 31, 2017	Year ended December 31, 2016
Loss before income taxes	$(329)	$(4,255)
Canadian federal and provincial income tax rates	26%	26%
Expected income tax recovery	(86)	(1,106)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	278	554
Share issuance costs	(588)	(525)
Unrecognized changes in fair value of marketable securities	-	(35)
Non-deductible expenditures	128	211
Elimination of capital losses	-	2,056
Adjustment to tax estimates	1,008	2
Amortization of flow-through share premium	(1,551)	(603)
Flow-through expenditures renunciation	5,800	2,326
Difference in future and foreign tax rates	(148)	-
Other	9	46
Increase (decrease) in unrecognized tax asset	(4,850)	(2,926)
Income tax recovery	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	December 31, 2016	Net loss	Equity	December 31, 2017
Deferred Income tax assets
Non-capital losses carried forward	$10,881	$1,379	$-	$12,260
Capital losses carried forward	43	2	-	45
Share issuance costs & CEC	500	-	240	740
Investments	19	28	-	47
Site reclamation obligations	454	(6)	-	448
Property, plant & equipment	68	68	-	136
Mineral property interests	-	20	-	20
	11,965	1,491	240	13,696
Deferred income tax liabilities
Mineral property interests	(4,605)	(6,621)	-	(11,226)
FX on intercompany	(3)	40	-	37

Net deferred tax assets	7,357	(5,090)	240	2,507
Unrecognized deferred tax assets	(7,357)	5,090	(240)	(2,507)
Net deferred tax balance	$-	$-	$-	$-

	December 31, 2015	Net loss	Equity	Acquisition of Homestake	December 31, 2016
Deferred Income tax assets
Non-capital losses carried forward	$5,258	$1,269	$-	$4,354	$10,881
Capital losses carried forward	2,099	(2,056)	-	-	43
Share issuance costs & CEC	95	-	385	20	500
Investments	-	19	-	-	19
Site reclamation obligations	286	168	-	-	454
Property, plant & equipment	12	56	-	-	68
	7,750	(544)	385	4,374	11,965
Deferred income tax liabilities
Mineral property interests	(933)	(2,764)	-	(908)	(4,605)
FX on intercompany	-	(3,281)	-	-	(3)
Net deferred tax assets	6,817	(3,311)	385	3,466	7,357
Unrecognized deferred tax assets	(6,817)	3,311	(385)	(3,466)	(7,357)

Net deferred tax balance	$-	$-	$-	$-	$-